INCOME TAXES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Provision for income taxes	$ 15,470	$ 1,370
Income tax statutory tax rate	25.00%
ZDSE, HHMT and SJMC [Member]
Income tax preferential tax rate	5.00%		2.50%
Income tax statutory tax rate	5.00%
ZDSE [Member]
Income tax preferential tax rate	5.00%
HONG KONG
Income tax rate	16.50%
CHINA
Income tax rate	25.00%
Provision for income taxes	$ 0